o FCF P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                        FRANKLIN CUSTODIAN FUNDS, INC.
                            DATED FEBRUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 33 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager of the fund since 1957. He joined the Franklin Templeton Group in 1957.

CHRISTOPHER MOLUMPHY CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Molumphy has been a manager of the Fund since February 2000. He joined the Franklin Templeton Group in 1988.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1992.

For the fiscal year ended September 30, 1999, the fund paid 0.45% of its average monthly net assets to the manager for managing the fund's assets.

IV. The section "Minimum investments" on page 64 is replaced with the following:

MINIMUM INVESTMENTS

----------------------------------------------------------------------
                                INITIAL            ADDITIONAL
----------------------------------------------------------------------
Regular accounts                $1,000             $50
----------------------------------------------------------------------
Automatic investment plans      $50 ($25 for an    $50 ($25 for an
                                Education IRA)     Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts              $100               $50
----------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA
rollovers, Education IRAs or
Roth IRAs)                      no minimum         no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Education
IRAs or Roth IRAs               $250               $50
----------------------------------------------------------------------
Broker-dealer sponsored wrap
account programs                $250               $50
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities,
and their immediate family
members                         $100               $50
----------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

V. The section "Account Application" on page 65 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 66). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VI. The following is added to the section "Buying shares" on page 65:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
(Up to $100,000 per     your bank account      have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

VII. The section "Automatic Investment Plan" on page 66 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VIII. The section "Telephone Privileges" on page 67 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The last paragraph of the "Exchange Privilege" section on page 67 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
72).

X. In the Selling Shares table on page 70 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three          You can call or write to have
lightning bolts]                  redemption proceeds sent to a bank
BY ELECTRONIC FUNDS TRANSFER      account. See the policies above
(ACH)                             for selling shares by mail or
                                  phone.

                                  Before requesting to have
                                  redemption proceeds sent to a bank
                                  account, please make sure we have
                                  your bank account information on
                                  file. If we do not have this
                                  information, you will need to send
                                  written instructions with your
                                  bank's name and address, a voided
                                  check or savings account deposit
                                  slip, and a signature guarantee if
                                  the bank and fund accounts do not
                                  have at least one common owner.

                                  If we receive your request in
                                  proper form by 1:00 p.m. Pacific
                                  time, proceeds sent by ACH
                                  generally will be available within
                                  two to three business days.
----------------------------------------------------------------------

XI. The section "Market Timers" on page 72 is replaced with the following:

MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. DynaTech Series does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or
(iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 72 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XIII. The following paragraph is added to the section "Dealer Compensation" on page 73:

Market timers. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

Please keep this supplement for future reference.


                      This page intentionally left blank.





o FCF PA-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                FRANKLIN CUSTODIAN FUNDS, INC. - ADVISOR CLASS
                            DATED FEBRUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The "Management" section on page 19 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager of the fund since 1957. He joined the Franklin Templeton Group in 1957.

CHRISTOPHER MOLUMPHY CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Molumphy has been a manager of the Fund since 2000. He joined the Franklin Templeton Group in 1988.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1992.

For the fiscal year ended September 30, 1999, the fund paid 0.45% of its average monthly net assets to the manager for managing the fund's assets.

IV. The section "Account Application" on page 40 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 41). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. The following is added to the section "Buying shares" on page 40:

----------------------------------------------------------------------
[Insert graphic of  If you have another      Before requesting a
phone]              Franklin Templeton       telephone purchase,
BY PHONE            account with your bank   please make sure we
(Up to $100,000     account information on   have your bank account
per day)            file, you may open a     information on file. If
1-800/632-2301      new account by phone.    we do not have this
                                             information, you will
                    To make a same day       need to send written
                    investment, please call  instructions with your
                    us by 1:00 p.m. Pacific  bank's name and
                    time or the close of     address, a voided check
                    the New York Stock       or savings account
                    Exchange, whichever is   deposit slip, and a
                    earlier.                 signature guarantee if
                                             the ownership of the
                                             bank and fund accounts
                                             do not have at least
                                             one common owner.

                                             To make a same day
                                             investment, please call
                                             us by 1:00 p.m. Pacific
                                             time or the close of
                                             the New York Stock
                                             Exchange, whichever is
                                             earlier.

----------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 41 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VII. The following section is added to "Investor Services" on page 41:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VIII. The section "Telephone Privileges" on page 41 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The last paragraph of the "Exchange Privilege" section on page 42 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
46).

X. In the Selling Shares table on page 44 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of  You can call or write to have redemption
three lightning     proceeds sent to a bank account. See the
bolts]              policies above for selling shares by mail or
BY ELECTRONIC       phone.
FUNDS TRANSFER
(ACH)               Before requesting to have redemption proceeds
                    sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                    If we receive your request in proper form by
                    1:00 p.m. Pacific time, proceeds sent by ACH
                    generally will be available within two to three
                    business days.
----------------------------------------------------------------------

XI. The section "Market Timers" on page 46 is replaced with the following:

MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 46 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

Please keep this supplement for future reference.